Revenue (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Total revenue	$ 2,018,363	$ 2,573,431	$ 7,513,660	$ 3,576,342	$ 4,712,212
Products [Member]
Total revenue	1,726,425	1,824,924	6,298,041	2,289,249	2,702,410
Services [Member]
Total revenue	$ 291,938	$ 748,507	$ 1,215,619	$ 1,287,093	$ 2,009,802